OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31:

	Service revenue						Sale of Equipment and accessories			Other revenue **			Total revenue
	Mobile			Fixed
	2022	2021*	2020*	2022	2021*	2020*	2022	2021*	2020*	2022	2021*	2020*	2022	2021*	2020*

Pakistan***	1,169	1,285	1,134	—	—	—	14	18	11	102	105	88	1,285	1,408	1,233
Ukraine	906	980	869	59	68	59	1	—	—	5	7	5	971	1,055	933
Kazakhstan	497	459	392	116	91	78	13	17	7	10	2	2	636	569	479
Uzbekistan	232	193	196	1	1	1	—	—	—	—	—	1	233	194	198
Bangladesh	566	553	527	—	—	—	—	—	—	10	11	10	576	564	537
Others	66	81	102	—	—	19	—	—	4	—	—	—	66	81	125
HQ and eliminations	(8)	(15)	(13)	(4)	(6)	(9)	—	—	—	—	—	(1)	(12)	(21)	(23)

Total	3,428	3,536	3,207	172	154	148	28	35	22	127	125	105	3,755	3,850	3,482
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
**Other revenue primarily includes revenue from our banking operations in Pakistan.
*** In 2022, Pakistan service revenue includes the impact of US$29 relating to the reversal of a provision following a favorable decision from the Islamabad High Court on pending litigation.

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2022	December 31, 2021

Contract balances
Receivables (billed)	493	789
Receivables (unbilled)	37	49
Contract liabilities	(169)	(232)

Capitalized costs
Customer acquisition costs	126	149

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2022	December 31, 2021

Contract balances
Receivables (billed)	493	789
Receivables (unbilled)	37	49
Contract liabilities	(169)	(232)

Capitalized costs
Customer acquisition costs	126	149